Long Term Loan (Tables) - Image P2P Trading Group Limited [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule of Long Term Loan	Long term loan consisted of the following as of June 30, 2017 and December 31, 2016:
	2017	2016
Current portion	$295,120	$1,009,082
Long term portion	1,839,680	1,797,222
	$2,134,800	$2,806,304
The Company repaid the loan upon maturity.
	2016	2015
Current portion	1,009,082	-
Long term portion	1,797,222	3,079,481
	$2,806,304	$3,079,481

Schedule of Loan Maturity

Loan maturity schedule as of June 30, 2017 and December 31, 2016:

	2017	2016
Due in one year	$295,120	$1,009,082
Due in two years	442,680	432,464
Due in three years	590,240	576,618
Due in four years	885,361	864,927
Due in five years	-	-
Due in greater than five years	-	-
	$2,213,401	2,883,091

As of December 31, 2016, the Company had not made any principal repayments, the difference in balances between December 31, 2016 and 2015 was a result of the change of exchange rates in effect at those points in time.

Loan Maturity schedule	2016	2015
Due in one year	$1,009,082	$-
Due in two years	432,464	1,077,819
Due in three years	576,618	461,922
Due in four years	788,140	615,896
Due in five years	-	923,844
Due in greater than five years	-	-
	$2,806,304	$3,079,481